Organization and Summary of Significant Accounting Policies (Details 6) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015
Intangible assets carrying value and accumulated amortization
Patents, engineering drawings and software	$ 890	$ 890
Less: accumulated amortization	(750)	(651)
Total	$ 140	$ 239